SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		9 Months Ended
	Oct. 29, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Cash equivalents		$ 0	$ 0
Net proceeds of sale of the Units in the Public Offering			226,000,000
Maximum allowed dissolution expenses		$ 100,000	$ 100,000
Percentage of redeem of public shares		100.00%	100.00%
Federal Depository Insurance Coverage			$ 250,000
Offering costs		$ 16,664,843	$ 16,664,843
Temporary equity, ordinary shares subject to possible redemption			23,000,000
Unrecognized tax benefits		0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0	$ 0
Transaction Costs		$ 16,664,843	$ 16,664,843
IPO
Net proceeds of sale of the Units in the Public Offering	$ 230,000,000
Private Placement
Net proceeds of sale of the Units in the Public Offering	$ 234,600,000
Class A ordinary share
Temporary equity, ordinary shares subject to possible redemption			23,000,000
Class A ordinary shares subject to possible redemption
Temporary equity, ordinary shares subject to possible redemption		23,000,000	23,000,000